Financial Instruments - Financial Instruments at Fair Value Based on Valuation Approach Applied to Each Class of Security (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	$ 4,545	$ 6,681
Adjusted Cost	4,549	16,258
Unrealized Losses	0	(304)
Fair Value	4,549	15,954
Cash and Cash Equivalents	4,549	12,773
Long-Term Notes Receivables and Other Assets, net	0	3,181
Level 1:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted Cost		9,577
Unrealized Losses		(304)
Fair Value		9,273
Cash and Cash Equivalents		6,092
Long-Term Notes Receivables and Other Assets, net		3,181
Money Market Funds | Level 1:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted Cost	4	6,092
Unrealized Losses	0	0
Fair Value	4	6,092
Cash and Cash Equivalents	4	6,092
Long-Term Notes Receivables and Other Assets, net	$ 0	0
Corporate Debt Securities | Level 1:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted Cost		3,485
Unrealized Losses		(304)
Fair Value		3,181
Cash and Cash Equivalents		0
Long-Term Notes Receivables and Other Assets, net		$ 3,181